UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS RREEF Global Infrastructure Fund
	Shares	Value ($)
Common Stocks 96.6%
Australia 1.9%
Transurban Group (Cost $30,758,462)	4,655,300	30,943,362
Bermuda 1.4%
Brookfield Infrastructure Partners LP (a) (Cost $23,174,897)	599,964	22,834,630
Brazil 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)* (a) (Cost $14,097,903)	345,000	16,466,850
Canada 17.6%
Enbridge, Inc. (a)	2,601,400	121,126,367
Pembina Pipeline Corp. (a)	2,076,798	65,625,059
TransCanada Corp. (a)	2,121,046	101,265,670

(Cost $256,907,644)		288,017,096
China 1.9%
Jiangsu Expressway Co., Ltd. "H"	14,082,400	14,153,241
Zhejiang Expressway Co., Ltd. "H"	22,302,870	17,606,736

(Cost $33,501,675)		31,759,977
Germany 1.1%
Hamburger Hafen und Logistik AG (Cost $20,555,255)	835,000	18,229,682
Hong Kong 5.5%
Beijing Enterprises Holdings Ltd.	3,870,550	29,848,149
China Merchants Holdings International Co., Ltd.	11,512,014	37,934,460
ENN Energy Holdings Ltd.	4,147,900	22,897,110

(Cost $78,490,365)		90,679,719
Italy 2.3%
Snam SpA (Cost $36,525,942)	8,070,000	36,816,948
Japan 2.7%
Tokyo Gas Co., Ltd. (a) (Cost $39,353,953)	8,032,300	43,858,312
Luxembourg 3.9%
SES SA (Cost $59,196,580)	2,015,800	63,209,661
Mexico 2.6%
Infraestructura Energetica Nova SAB de CV*	9,675,293	30,824,136
Promotora y Operadora de Infraestructura SAB de CV*	1,434,700	11,568,912

(Cost $37,932,538)		42,393,048
Netherlands 0.9%
Koninklijke Vopak NV (Cost $15,859,830)	250,300	15,097,580
Spain 2.8%
Ferrovial SA (a) (Cost $44,142,050)	2,874,400	45,796,434
Switzerland 1.0%
Flughafen Zuerich AG (Registered) (Cost $15,502,991)	33,700	15,685,615
United Kingdom 8.3%
National Grid PLC	8,878,259	103,389,730
United Utilities Group PLC	2,955,712	31,835,927

(Cost $125,176,373)		135,225,657
United States 41.7%
American Tower Corp. (REIT)	1,436,413	110,488,888
Aqua America, Inc.	1,009,400	31,735,536
Cheniere Energy, Inc.*	1,317,400	36,887,200
Crown Castle International Corp.*	1,009,527	70,303,460
Enbridge Energy Management LLC	517,600	15,641,872
ITC Holdings Corp. (a)	358,700	32,017,562
MPLX LP (a)	211,000	7,901,950
NiSource, Inc.	1,945,545	57,082,290
Northeast Utilities	16	695
ONEOK, Inc.	844,400	40,252,548
Pepco Holdings, Inc. (a)	2,039,900	43,653,860
PG&E Corp.	724,600	32,266,438
SBA Communications Corp. "A"* (a)	540,900	38,955,618
SemGroup Corp. "A"*	306,900	15,872,868
Sempra Energy	894,338	71,493,380
Spectra Energy Corp.	2,478,153	76,203,205

(Cost $584,970,940)		680,757,370

Total Common Stocks (Cost $1,416,147,398)		1,577,771,941
Securities Lending Collateral 17.8%
Daily Assets Fund Institutional, 0.14% (b) (c) (Cost $291,175,634)	291,175,634	291,175,634
Cash Equivalents 3.1%
Central Cash Management Fund, 0.12% (b) (Cost $49,751,844)	49,751,844	49,751,844

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,757,074,876) †	117.5	1,918,699,419
Other Assets and Liabilities, Net	(17.5)	(285,345,984)

Net Assets	100.0	1,633,353,435

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,763,872,667.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $154,826,752.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $167,484,938 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,658,186.

(a)	All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $280,066,304 which is 17.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At March 31, 2013 the DWS RREEF Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Utilities	617,425,952	39.2%
Energy	440,524,191	27.9%
Industrials	236,864,171	15.0%
Financials	110,488,888	7.0%
Telecommunication Services	109,259,078	6.9%
Consumer Discretionary	63,209,661	4.0%
Total	1,577,771,941	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$30,943,362	$—	$30,943,362
Bermuda	22,834,630	—	—	22,834,630
Brazil	16,466,850	—	—	16,466,850
Canada	288,017,096	—	—	288,017,096
China	—	31,759,977	$—	31,759,977
Germany	—	18,229,682	—	18,229,682
Hong Kong	—	90,679,719	—	90,679,719
Italy	—	36,816,948	—	36,816,948
Japan	—	43,858,312	—	43,858,312
Luxembourg	—	63,209,661	—	63,209,661
Mexico	42,393,048	—	—	42,393,048
Netherlands	—	15,097,580	—	15,097,580
Spain	—	45,796,434	—	45,796,434
Switzerland	—	15,685,615	—	15,685,615
United Kingdom	—	135,225,657	—	135,225,657
United States	680,757,370	—	—	680,757,370
Short-Term Investments(d)	340,927,478	—	—	340,927,478
Total	$1,391,396,472	$527,302,947	$—	$1,918,699,419

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013